Supplemental information on oil and gas activities (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Supplemental information on oil and gas activities [Abstract]
Schedule of Costs Incurred in Exploration, Property Acquisitions and Development

Development costs include drilling costs and equipment for developmental wells, the construction of facilities for extraction, treatment and storage of hydrocarbons and all necessary costs to maintain facilities for the existing developed reserves.

Amounts in US$‘000	Colombia	Chile	Brazil	Argentina	Peru	Total
Year ended December 31, 2019
Acquisition of properties
Proved	—	—	—	—	—	—
Unproved	—	—	—	—	—	—
Total property acquisition
Exploration	22,008	8,483	5,219	4,116	—	39,826
Development	68,818	2,611	143	25,109	14,408	111,089
Total costs incurred	90,826	11,094	5,362	29,225	14,408	150,915

Amounts in US$‘000	Colombia	Chile	Brazil	Argentina	Peru	Total
Year ended December 31, 2018
Acquisition of properties
Proved	—	—	—	54,541	—	54,541
Unproved	—	—	—	—	—	—
Total property acquisition	—	—	—	54,541	—	54,541
Exploration	34,242	6,221	3,217	9,383	1,269	54,332
Development	65,174	3,033	(2,220)	1,836	8,385	76,208
Total costs incurred	99,416	9,254	997	11,219	9,654	130,540

Amounts in US$‘000	Colombia	Chile	Brazil	Argentina	Peru	Total
Year ended December 31, 2017
Acquisition of properties
Proved	—	—	—	—	—	—
Unproved	—	—	—	—	—	—
Total property acquisition	—	—	—	—	—	—
Exploration	37,017	3,283	5,207	8,080	743	54,330
Development	49,268	10,231	1,210	167	14,074	74,950
Total costs incurred	86,285	13,514	6,417	8,247	14,817	129,280

Schedule of Capitalized Costs Related to Oil and Gas Producing Activities

The following table presents the capitalized costs as at December 31, 2019, 2018 and 2017, for proved and unproved oil and gas properties, and the related accumulated depreciation as of those dates.

Amounts in US$‘000	Colombia	Chile	Brazil	Argentina	Total
At December 31, 2019
Proved properties (a)
Equipment, camps and other facilities	79,999	84,069	4,615	3,824	172,507
Mineral interest and wells	282,973	402,392	64,179	81,393	830,937
Other uncompleted projects (b)	19,754	11,984	209	765	32,712
Unproved properties	567	45,681	1,788	—	48,036
Gross capitalized costs	383,293	544,126	70,791	85,982	1,084,192
Accumulated depreciation	(172,207)	(313,379)	(46,370)	(30,897)	(562,853)
Total net capitalized costs	211,086	230,747	24,421	55,085	521,339
(a)	Includes capitalized amounts related to asset retirement obligations, impairment loss in Argentina for US$ 7,559,000.
(b)	Do not include Peru capitalized costs.

Amounts in US$‘000	Colombia	Chile	Brazil	Argentina	Total
At December 31, 2018
Proved properties (a)
Equipment, camps and other facilities	83,023	81,459	5,154	2,458	172,094
Mineral interest and wells	189,514	400,338	63,574	64,084	717,510
Other uncompleted projects (b)	24,061	12,233	—	1,836	38,130
Unproved properties	1,676	41,162	7,073	10,081	59,992
Gross capitalized costs	298,274	535,192	75,801	78,459	987,726
Accumulated depreciation	(122,479)	(281,062)	(43,158)	(16,363)	(463,062)
Total net capitalized costs	175,795	254,130	32,643	62,096	524,664
(a)	Includes capitalized amounts related to asset retirement obligations, impairment loss in Chile for US$ 6,549,000 and impairment loss reversal in Colombia for US$ 11,531,000.
(b)	Do not include Peru capitalized costs.

Amounts in US$‘000	Colombia	Chile	Brazil	Argentina	Total
At December 31, 2017
Proved properties (a)
Equipment, camps and other facilities	69,906	80,611	6,036	843	157,396
Mineral interest and wells	291,050	397,031	77,264	11,159	776,504
Other uncompleted projects	11,290	12,508	70	48	23,916
Unproved properties	4,106	49,702	7,585	2,975	64,368
Gross capitalized costs	376,352	539,852	90,955	15,025	1,022,184
Accumulated depreciation	(228,793)	(253,764)	(39,509)	(5,700)	(527,766)
Total net capitalized costs	147,559	286,088	51,446	9,325	494,418
(a)	Includes capitalized amounts related to asset retirement obligations .

Schedule of Results of Operations for Oil and Gas Producing Activities

The breakdown of results of the operations shown below summarizes revenues and expenses directly associated with oil and gas producing activities for the years ended December 31, 2019, 2018 and 2017. Income tax for the years presented was calculated utilizing the statutory tax rates.

Amounts in US$‘000	Colombia	Chile	Brazil	Argentina	Total
Year ended December 31, 2019
Revenue	538,917	32,336	23,049	34,605	628,907
Production costs, excluding depreciation
Operating costs	(60,545)	(18,608)	(4,098)	(21,137)	(104,388)
Royalties	(56,399)	(1,181)	(1,855)	(5,141)	(64,576)
Total production costs	(116,944)	(19,789)	(5,953)	(26,278)	(168,964)
Exploration expenses (a)	(10,921)	(126)	(6,152)	(13,947)	(31,146)
Accretion expense (b)	(813)	(1,283)	(832)	(722)	(3,650)
Impairment loss for non-financial assets	—	—	—	(7,559)	(7,559)
Depreciation, depletion and amortization	(44,906)	(34,344)	(6,200)	(14,534)	(99,984)
Results of operations before income tax	365,333	(23,206)	3,912	(28,435)	317,604
Income tax benefit (expense)	(120,585)	3,481	(1,330)	8,530	(109,904)
Results of oil and gas operations	244,748	(19,725)	2,582	(19,905)	207,700

Amounts in US$‘000	Colombia	Chile	Brazil	Argentina	Total
Year ended December 31, 2018
Revenue	497,870	37,359	30,053	35,879	601,161
Production costs, excluding depreciation
Operating costs	(55,823)	(20,426)	(5,965)	(20,210)	(102,424)
Royalties	(62,710)	(1,473)	(2,820)	(4,833)	(71,836)
Total production costs	(118,533)	(21,899)	(8,785)	(25,043)	(174,260)
Exploration expenses (a)	(23,953)	(6,855)	(2,846)	(2,277)	(35,931)
Accretion expense (b)	(892)	(1,105)	(918)	(508)	(3,423)
Impairment loss reversal for non-financial assets	11,531	(6,549)	—	—	4,982
Depreciation, depletion and amortization	(41,850)	(27,298)	(10,278)	(10,662)	(90,088)
Results of operations before income tax	324,173	(26,347)	7,226	(2,611)	302,441
Income tax benefit (expense)	(119,944)	3,952	(2,457)	783	(117,666)
Results of oil and gas operations	204,229	(22,395)	4,769	(1,828)	184,775

Amounts in US$‘000	Colombia	Chile	Brazil	Argentina	Total
Year ended December 31, 2017
Revenue	263,076	32,738	34,238	70	330,122
Production costs, excluding depreciation
Operating costs	(42,677)	(19,685)	(7,603)	(325)	(70,290)
Royalties	(24,236)	(1,314)	(3,134)	(13)	(28,697)
Total production costs	(66,913)	(20,999)	(10,737)	(338)	(98,987)
Exploration expenses (a)	(3,856)	(1,404)	(3,985)	(707)	(9,952)
Accretion expense (b)	(855)	(994)	(930)	—	(2,779)
Depreciation, depletion and amortization	(38,721)	(22,705)	(10,659)	(8)	(72,093)
Results of operations before income tax	152,731	(13,364)	7,927	(983)	146,311
Income tax benefit (expense)	(61,161)	2,005	(2,695)	344	(61,507)
Results of oil and gas operations	91,570	(11,359)	5,232	(639)	84,804
(a)	Do not include Peru costs.
(b)	Represents accretion of ARO and other environmental liabilities.

Schedule of Reserve Quantity Information

The estimated GeoPark net proved reserves for the properties evaluated as of December 31, 2019, 2018 and 2017 are summarized as follows, expressed in thousands of barrels (Mbbl) and millions of cubic feet (MMcf):

	As of December 31, 2019		As of December 31, 2018		As of December 31, 2017
	Oil and		Oil and		Oil and
	condensate	Natural gas	condensate	Natural gas	condensate	Natural gas
	(Mbbl)	(MMcf)	(Mbbl)	(MMcf)	(Mbbl)	(MMcf)
Net proved developed
Colombia (a)	39,397.0	2,319.0	32,326.0	1,763.0	21,101.0	—
Chile (b)	898.0	14,406.0	696.0	11,944.0	720.0	8,688.0
Brazil (c)	48.0	14,872.0	55.0	17,339.0	76.0	23,821.0
Argentina (d)	1,658.0	5,785.0	2,058.0	6,207.0	—	—
Peru (e)	—	—	—	—	9,502.0	—
Total consolidated	42,001.0	37,382	35,135.0	37,253.0	31,399.0	32,509.0

Net proved undeveloped
Colombia (f)	51,212.0	—	42,449.0	359.0	44,398.0	—
Chile (g)	2,809.0	6,413.0	2,622.0	8,823.0	3,423.0	11,329.0
Argentina (h)	1,370.0	450.0	1,440.0	3,174.0	—	—
Peru (e)	19,210.0	—	18,460.0	—	9,215.0	—
Total consolidated	74,601.0	6,863.0	64,971.0	12,356.0	57,036.0	11,329.0

Total proved reserves	116,602.0	44,245.0	100,106.0	49,609.0	88,435.0	43,838.0
(a)

Llanos 34 Block and Llanos 32 Block account for 93% and 7% (Llanos 34 Block, La Cuerva Block, Yamu Block and Llanos 32 Block account for 96%,  1.5%,  1.5% and 1% in 2018, and Llanos 34 Block, La Cuerva Block and Yamu Block account for 98%,  1% and 1% in 2017) of the proved developed reserves, respectively.

(b)	Fell Block accounts for 100% (Fell Block accounts for 100% in 2018, and Fell Block and Flamenco Block account for 98% and 2% in 2017) of the proved developed reserves, respectively.
(c)	BCAM‑40 Block accounts for 100% of the reserves.
(d)

Aguada Baguales Block, Puesto Touquet Block, and El Porvenir Block account for 17%,  64% and 19% (Aguada Baguales Block, Puesto Touquet Block, and El Porvenir Block account for 48%,  33% and 19% in 2018) of the proved developed reserves, respectively .

(e)	Morona Block accounts for 100% of the reserves.
(f)

Llanos 34 Block and Llanos 32 Block account 96% and 4% (Llanos 34 Block, La Cuerva Block and Yamu Block account for 97%,  2% and 1% in 2018, and Llanos 34 Block, La Cuerva Block and Yamu Block account for 97%,  2% and 1% in 2017) of the proved undeveloped reserves, respectively .

(g)	Fell Block accounts for 100% (Fell Block accounts for 100% in 2018, and Fell Block and Flamenco Block account for 97% and 3% in 2017) of the proved undeveloped reserves, respectively .
(h)	Aguada Baguales Block accounts for 100% (Aguada Baguales Block and El Porvenir Block account for 75% and 25% in 2018) of the proved undeveloped reserves, respectively .

Schedule of Net Proved Reserves of Oil, Condensate and Natural Gas

Net proved reserves (developed and undeveloped) of oil and condensate:

Thousands of barrels	Colombia	Chile	Brazil	Argentina	Peru	Total
Reserves as of December 31, 2016	37,340.0	6,599.0	72.0	—	18,621.0	62,632.0
Increase (decrease) attributable to:
Revisions (a)	6,315.0	(2,109)	19.0	—	96	4,321.0
Extensions and discoveries (b)	29,047.0	—	—	—	—	29,047.0
Production	(7,203.0)	(347.0)	(15.0)	—	—	(7,565.0)
Reserves as of December 31, 2017	65,499.0	4,143.0	76.0	—	18,717.0	88,435.0
Increase (decrease) attributable to:
Revisions (c)	9,826.0	(586.0)	(6)	—	(257)	8,977.0
Extensions and discoveries (d)	8,839.0	41	—	—	—	8,880.0
Purchase of Minerals in place (e)	—	—	—	3,968	—	3,968.0
Production	(9,389.0)	(280.0)	(15.0)	(470.0)	—	(10,154.0)
Reserves as of December 31, 2018	74,775.0	3,318.0	55.0	3,498.0	18,460.0	100,106.0
Increase (decrease) attributable to:						—
Revisions (f)	18,341.0	541.0	4.0	95.0	750.0	19,731.0
Extensions and discoveries (g)	8,071.0	36.0	—	—	—	8,107.0
Production	(10,578.0)	(188.0)	(11.0)	(565.0)	—	(11,342.0)
Reserves as of December 31, 2019	90,609.0	3,707.0	48.0	3,028.0	19,210.0	116,602.0

(a)	For the year ended December 31, 2017, the Group’s oil and condensate proved reserves were revised upward by 4.3 mmbbl. The primary factors leading to the above were:

-Better than expected performance from existing wells, from the Tigana and Jacana fields in the Llanos 34 Block, resulting in an increase of 3.8 mmbbl.

-The impact of higher average oil prices resulting in a 2.5 mmbbl and 0.4 mmbbl increase in reserves from the blocks in Colombia and Chile, respectively.

-Such increase was partially offset by a decrease in reserves mainly related to a change in a previously adopted development plan in the Fell Block in Chile, resulting in a 2.4 mmbbl decrease.

(b)

In Colombia, the extensions and discoveries are primary due to the Chiricoca, Jacamar, and Curucucu field discoveries in the Llanos 34 Block and the Tigana and Jacana field extensions in the Llanos 34 Block.

(c)	For the year ended December 31, 2018, the Group’s oil and condensate proved reserves were revised upward by 9.0 mmbbl. The primary factors leading to the above were:

-Better than expected performance from existing wells, from the Tigana and Jacana fields in the Llanos 34 Block, resulting in an increase of 15.4 mmbbl.

-The impact of higher average oil prices resulting in a 0.7 mmbbl, 1.0 mmbbl and 0.3 mmbbl increase in reserves from the blocks in Colombia, Peru and Chile, respectively.

-Such increase was partially offset by a decrease in reserves mainly related to a change in a previously adopted development plan in Max, Tua, Chachalaca Sur, Tilo, and Jacamar fields in the Llanos 34 Block, resulting in a 6.3 mmbbl decrease. Also, lower than expected performance from existing wells in Fell Block, resulted in a 0.8 mmbbl decrease. Finally, revisions in Peru resulted in a 1.3 mmbbl decrease.

(d)	In Colombia, the extensions and discoveries are primary due to the Tigana and Jacana fields appraisal wells and the Tigui field discovery in the Llanos 34 Block.
(e)	Purchase of Minerals in place refers to the Aguada Baguales, El Porvenir, and Puesto Touquet fields acquisition during 2018. See Note 36.4 for further details.
(f)	For the year ended December 31, 2019, the Group’s oil and condensate proved reserves were revised upward by 19.7 mmbbl. The primary factors leading to the above were:

- A technical revision of the expected results of future wells in Jacana and Tigana Fields that led to an increase in reserves of 12.3 mmbbl .

- Better than expected performance from existing wells that increase the proved developed reserves, mostly originated in Colombia (6.3 mmbbl) from the Tigana and Jacana fields in the Llanos 34 Block. There were also minor increments in Argentina (0.4 mmbbl) originated in better performance of the Aguada Baguales Field wells ; and in Chile (0.3 mmbbl) mostly in Yagan Norte, Konawentru, Alakaluf and Yagan Fields.

- An updated geological model for the Situche Field in Morona Block originated a new estimation of the proved original oil in place volumes that increment the proved undevelop reserves of the block in 0.7 mmbbl .

- Such increase was partially offset by a lower average oil prices resulted in a 0.3 mmbbl and 0.3 mmbbl decrease in reserves from the blocks in Colombia and Argentina, respectively.

- There were also better well types consider for the Kiuaku, Loij and Konawentru Field that originated a minor increment of 0.2 mmbbl partially compensated by a reduction of 0.04 mmbbl in Argentina Challaco Field condensate due to an unsuccesfull well.

(g)

In Colombia, the extensions and discoveries are primary due to the Tigana and Jacana fields appraisal wells and the Guaco field discovery in Llanos 34 Block and Azogue field discovery in Llanos 32 Block. In the Fell Block in Chile, the discovery of the Jauke field.

Net proved reserves (developed and undeveloped) of natural gas:

Millions of cubic feet	Colombia	Chile	Brazil	Argentina	Total
Reserves as of December 31, 2016	—	36,300.0	29,525.0	—	65,825.0
Increase (decrease) attributable to:
Revisions (a)	—	(13,725)	59.0	—	(13,666.0)
Extensions and discoveries (b)	—	1,187.0	—	—	1,187.0
Production	—	(3,745.0)	(5,763.0)	—	(9,508.0)
Reserves as of December 31, 2017	—	20,017.0	23,821.0	—	43,838.0
Increase (decrease) attributable to:
Revisions (c)	—	544.0	(679.0)	—	(135.0)
Extensions and discoveries (d)	2,122	3,909.0	—	—	6,031.0
Purchase of Minerals in place (e)	—	—	—	10,452	10,452.0
Production	—	(3,703.0)	(5,803.0)	(1,071)	(10,577.0)
Reserves as of December 31, 2018	2,122	20,767.0	17,339.0	9,381	49,609.0
Increase (decrease) attributable to:
Revisions (f)	621	(167)	1,812.0	(1,791)	475.0
Extensions and discoveries (g)	295.0	5,386.0	—	—	5,681.0
Production	(719)	(5,167.0)	(4,279.0)	(1,355.0)	(11,520.0)
Reserves as of December 31, 2019	2,319.0	20,819.0	14,872.0	6,235.0	44,245.0
(a)	For the year ended December 31, 2017, the Group’s proved natural gas reserves were revised downwards by 13.7 billion cubic feet. This was the combined effect of:

-Removal of proved undeveloped reserves due to changes in previously adopted development plan in the Fell Block in Chile and unsuccessful proved undeveloped executions in the Fell Block in Chile (totalling 21.3 billion cubic feet).

-The above was partially offset by an increase of 6.8 billion cubic feet due to a better performance in the proved developed producing reserves in the Fell Block in Chile and the impact of higher average prices that resulted in an increase of 0.8 billion cubic feet.

(b)	In Chile, the extensions and discoveries are primary due to the Uaken Field discovery in the Fell Block.
(c)	For the year ended December 31, 2018, the Group’s proved natural gas reserves were revised downwards by 0.1 billion cubic feet. This was the combined effect of:

-       Removal of proved undeveloped reserves due to changes in previously adopted development plan in the Fell Block in Chile and lower than expected performance from existing wells in the Fell Block in Chile (totalling 2.0 billion cubic feet).

-       Lower than expected performance from existing wells in BCAM‑40 Block, resulting in a decrease of 0.7 billion cubic feet.

-       The above was partially offset by higher average prices that resulted in an increase of 2.5 billion cubic feet in the Fell Block in Chile.

(d)	The extensions and discoveries are primary due to the Jauke Field discovery in the Fell Block, in Chile, and the gas discovery of the Une Formation in the Llanos 32 Block, in Colombia.
(e)	Purchase of Minerals in place refers to the Aguada Baguales, El Porvenir, and Puesto Touquet fields acquisition during 2018. See Note Une Formation in the Llan
(f)	For the year ended December 31, 2019, the Group’s proved natural gas reserves were revised upward by 0.5 billion cubic feet. This was the combined effect of:

-       Increase of proved developed reserves due to better performance of existing wells in Chile (2.2 billion cubic feet) mostly associated to Pampa Larga, Ache and Monte Aymond Fields; in Brazil (1.8 billion cubic feet) in Manati Field; Colombia (0.6 billion cubic feet) due to a better performance of Tigana and Jacana Fields; and Argentina (0.1 billion cubic feet) mostly associated to a better performace of wells in Aguada Baguales.

       The above was partially offset by lower than expected performance for the proved undeveloped reserves in Chile (2.4 billion cubic feet) mostly associated to the increase of water production in Ache Field; and Argentina (1.3 billion cubic feet) associated to an unsuccessful well drilled in Challaco Bajo Field.

       Lower average prices resulted in a decrease of 0.5 billion cubic feet reduction in gas proved developed reserves in Argentina

(g)

The extensions and discoveries are primary due to the Jauke Field discovery in the Fell Block, in Chile, and the gas discovery of the Une Formation in the Azogue field in the Llanos 32 Block, in Colombia.

Schedule of Standardized Measure of Discounted Future Net Cash Flows Related to Proved Oil and Gas Reserves

Amounts in US$‘000	Colombia	Chile	Brazil	Argentina	Peru	Total
At December 31, 2019
Future cash inflows	4,323,914	294,202	86,191	187,064	1,255,239	6,146,610
Future production costs	(1,159,621)	(104,688)	(32,608)	(118,797)	(512,607)	(1,928,321)
Future development costs	(276,804)	(35,420)	(2,166)	(49,595)	(278,388)	(642,373)
Future income taxes	(858,700)	(5,594)	(1,409)	(2,251)	(143,416)	(1,011,370)
Undiscounted future net cash flows	2,028,789	148,500	50,008	16,421	320,828	2,564,546
10% annual discount	(715,217)	(44,277)	(6,626)	(5,080)	(199,611)	(970,811)
Standardized measure of discounted future net cash flows	1,313,572	104,223	43,382	11,341	121,217	1,593,735
At December 31, 2018
Future cash inflows	4,059,619	317,437	102,104	277,429	1,352,159	6,108,748
Future production costs	(983,782)	(156,724)	(49,255)	(173,053)	(441,801)	(1,804,615)
Future development costs	(207,630)	(39,360)	(3,752)	(54,400)	(293,468)	(598,610)
Future income taxes	(848,519)	(2,515)	(2,231)	(6,610)	(189,922)	(1,049,797)
Undiscounted future net cash flows	2,019,688	118,838	46,866	43,366	426,968	2,655,726
10% annual discount	(640,625)	(29,008)	(5,317)	(8,499)	(188,435)	(871,884)
Standardized measure of discounted future net cash flows	1,379,063	89,830	41,549	34,867	238,533	1,783,842
At December 31, 2017
Future cash inflows	2,434,954	284,711	157,527	—	1,047,540	3,924,732
Future production costs	(531,751)	(131,788)	(56,311)	—	(466,110)	(1,185,960)
Future development costs	(187,414)	(57,690)	(7,524)	—	(235,920)	(488,548)
Future income taxes	(558,226)	(656)	(10,442)	—	(107,294)	(676,618)
Undiscounted future net cash flows	1,157,563	94,577	83,250	—	238,216	1,573,606
10% annual discount	(343,561)	(19,338)	(13,293)	—	(147,682)	(523,874)
Standardized measure of discounted future net cash flows	814,002	75,239	69,957	—	90,534	1,049,732

Schedule of Changes in the Standardized Measure of Discounted Future Net Cash Flows from Proved Reserves

Amounts in US$‘000	Colombia	Chile	Brazil	Argentina	Peru	Total
Present value at December 31, 2016	269,502	35,455	73,516	—	30,929	409,402
Sales of hydrocarbon, net of production costs	(198,631)	(14,251)	(26,979)	—	—	(239,861)
Net changes in sales price and production costs	289,199	26,928	(3,000)	—	69,962	383,089
Changes in estimated future development costs	(124,053)	79,078	8,385	—	(9,725)	(46,315)
Extensions and discoveries less related costs	49,574	—	—	—	—	49,574
Development costs incurred	67,571	7,146	—	—	—	74,717
Revisions of previous quantity estimates	673,622	(69,594)	603	—	1,133	605,764
Net changes in income taxes	(258,842)	6,097	7,976	—	(11,828)	(256,597)
Accretion of discount	46,060	4,380	9,456	—	10,063	69,959
Present value at December 31, 2017	814,002	75,239	69,957	—	90,534	1,049,732
Sales of hydrocarbon, net of production costs	(380,829)	(18,923)	(24,781)	(21,243)	—	(445,776)
Net changes in sales price and production costs	397,064	16,093	(15,170)	—	191,288	589,275
Changes in estimated future development costs	(18,632)	413	(1,426)	—	9,611	(10,034)
Extensions and discoveries less related costs	271,933	12,323	—	—	—	284,256
Development costs incurred	85,880	2,980	—	737	—	89,597
Revisions of previous quantity estimates	257,540	(4,517)	(1,879)	—	(7,098)	244,046
Purchase of Minerals in place	—	—	—	55,373	—	55,373
Net changes in income taxes	(185,118)	(1,368)	6,808	—	(65,585)	(245,263)
Accretion of discount	137,223	7,590	8,040	—	19,783	172,636
Present value at December 31, 2018	1,379,063	89,830	41,549	34,867	238,533	1,783,842
Sales of hydrocarbon, net of production costs	(411,528)	(14,284)	(17,289)	(13,280)	—	(456,381)
Net changes in sales price and production costs	(299,642)	12,799	6,923	(20,694)	(48,823)	(349,437)
Changes in estimated future development costs	(268,377)	(22,163)	1,165	573	(175,248)	(464,050)
Extensions and discoveries less related costs	182,857	17,300	—	—	—	200,157
Development costs incurred	69,694	4,023	445	4,325	—	78,487
Revisions of previous quantity estimates	415,349	9,508	5,482	(2,358)	11,992	439,973
Purchase of Minerals in place	—	—	—	—	—	—
Net changes in income taxes	23,398	(2,025)	729	3,760	51,917	77,779
Accretion of discount	222,758	9,235	4,378	4,148	42,846	283,365
Present value at December 31, 2019	1,313,572	104,223	43,382	11,341	121,217	1,593,735